Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value
The following table presents the Plan’s investments that are measured at fair value on a recurring basis, for each hierarchy level, as of December 31, 2025 and 2024:

	December 31, 2025
	Fair Value Measurement Using Input Types
	Level 1	Level 2	Level 3	Other	Total
Mutual funds	$203,564,107	$—	$—	$—	$203,564,107
UGI Common Stock	27,365,501	—	—	—	27,365,501
Brokerage Link	17,952,198	—	—	—	17,952,198
Common collective trust funds (a)	—	—	—	306,123,590	306,123,590
Collective investment trust fund (a)	—	—	—	148,622,927	148,622,927
Total investments	$248,881,806	$—	$—	$454,746,517	$703,628,323

	December 31, 2024
	Fair Value Measurement Using Input Types
	Level 1	Level 2	Level 3	Other	Total
Mutual funds	$179,350,057	$—	$—	$—	$179,350,057
UGI Common Stock	22,487,831	—	—	—	22,487,831
Brokerage Link	15,063,619	—	—	—	15,063,619
Common collective trust funds (a)	—	—	—	262,131,982	262,131,982
Collective investment trust fund (a)	—	—	—	128,962,954	128,962,954
Total investments	$216,901,507	$—	$—	$391,094,936	$607,996,443

(a) Assets measured at NAV per share (or its equivalent), and are therefore excluded from the fair value hierarchy, and also presented as “Other”.
The following tables summarize investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust funds	$306,123,590	n/a	Daily	30 days
Collective investment trust fund	$148,622,927	n/a	Daily	30 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust funds	$262,131,982	n/a	Daily	30 days
Collective investment trust fund	$128,962,954	n/a	Daily	30 days